UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2001
                                                -------------------

Check here if Amendment [X]; Amendment Number:    8
                                                -----
         This Amendment (Check only one.): [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Clincher Capital Corporation
                  ------------------------------------------
Address:          227 West Monroe Street, Suite 4800
                  ----------------------------------
                  Chicago, Illinois   60606
                  ------------------------------------------

Form 13F File Number:  28-05461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
         --------------------------------------------------------------
Title:   President
         --------------------------------------------------------------
Phone:   (312) 739-2138
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ David S. Richter             Chicago, Illinois          February 14 , 2002
-------------------------------  -----------------------     ------------------
          [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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List of other Managers Reporting for this Manager

Form 13F File Number                Name

28-05459                   Waveland International, Ltd.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            1
                                                     ------------------

Form 13F Information Table Entry Total:                       35
                                                     ------------------

Form 13F Information Table Value Total:               $      6,493
                                                       ----------------
                                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.           Form 13F File Number          Name

             1         28-05463                 David S. Richter
         ---------                              --------------------------------


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                                                                          Form 13F Information Table

          Column 1       Column 2      Column 3    Column 4           Column 5          Column 6    Column 7          Column 8
       Name of Issuer Title of Class     CUSIP       Value    Shrs or    Sh/     Put/  Investment    Other        Voting Authority
                                                   (X$1000)   Prn Amt    Prn     Call  Discretion   Managers
                                                                                                               Sole    Shared  None

AGILENT                  COM           00846U101         17       600     SH           DEFINED       1            600
TECHNOLOGIES INC
------------------------------------------------------------------------------------------------------------------------------------
BOSTON                   COM           100582105         17     1,500     SH           DEFINED       1          1,500
COMMUNICATIONS
GROUP
------------------------------------------------------------------------------------------------------------------------------------
C&D  TECHNOLOGIES        COM           124661109         16       700     SH           DEFINED       1            700
INC.
------------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP.              COM           125509109         93     1,000     SH           DEFINED       1          1,000
------------------------------------------------------------------------------------------------------------------------------------
CORVIS CORPORATION       COM           221009103         17     5,300     SH           DEFINED       1          5,300
------------------------------------------------------------------------------------------------------------------------------------
CITIZENS                 COM           17453B101         53     5,000     SH           DEFINED       1          5,000
COMMUNICATIONS
COMPANY
------------------------------------------------------------------------------------------------------------------------------------
DEAN FOODS CO            COM           242370104         61       900     SH           DEFINED       1            900
------------------------------------------------------------------------------------------------------------------------------------
DYCOM                    COM           267475101         58     3,500     SH           DEFINED       1          3,500
INDUSTRIES, INC.
------------------------------------------------------------------------------------------------------------------------------------
ESTERLINE                COM           297425100         16     1,000     SH           DEFINED       1          1,000
TECHNOLOGIES CORP
------------------------------------------------------------------------------------------------------------------------------------
FMC CORP                 COM           302491303         23       750     SH           DEFINED       1            750
------------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP-FON          COM           852061100         80     4,000     SH           DEFINED       1          4,000
GROUP
------------------------------------------------------------------------------------------------------------------------------------
FMC TECHNOLOGIES         COM           30249U101         21     1,289     SH           DEFINED       1          1,289
INC
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                                                           Form 13F Information Table

CORNING INC              COM           219350105         18     2,000     SH           DEFINED       1          2,000
------------------------------------------------------------------------------------------------------------------------------------
HEARTLAND                UT LTD        422357103      2,604   171,601     SH           DEFINED       1        171,601
------------------------------------------------------------------------------------------------------------------------------------
PARTNERS                 PARTNER
INTERACTIVE DATA         COM           45840J107         71     5,000     SH           DEFINED       1          5,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
JOY GLOBAL, INC.         COM           481165108         50     3,000     SH           DEFINED       1          3,000
------------------------------------------------------------------------------------------------------------------------------------
KEITHLEY                 COM           487584104         17     1,000     SH           DEFINED       1          1,000
INSTRUMENTS INC
------------------------------------------------------------------------------------------------------------------------------------
LAKES GAMING             COM           51206P109         89    14,000     SH           DEFINED       1         14,000
------------------------------------------------------------------------------------------------------------------------------------
MIPS TECHNOLOGIES        CLASS A       604567107         17     2,000     SH           DEFINED       1          2,000
INC.
------------------------------------------------------------------------------------------------------------------------------------
MAXXAM GROUP, INC.       COM           577913106         35     2,000     SH           DEFINED       1          2,000
------------------------------------------------------------------------------------------------------------------------------------
NEWPORT CORP             COM           651824104         16       850     SH           DEFINED       1            850
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL PRESTO IND      COM           637215104         56     2,000     SH           DEFINED       1          2,000
INC
------------------------------------------------------------------------------------------------------------------------------------
NEWELL                   COM           651229106         55     2,000     SH           DEFINED       1          2,000
RUBBERMAID, INC.
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OPTICAL CABLE CORP       COM           683827109         16    10,000     SH           DEFINED       1         10,000
------------------------------------------------------------------------------------------------------------------------------------
WATER PIK                COM           94113U100         61     7,000     SH           DEFINED       1          7,000
TECHNOLOGIES INC
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                                                           Form 13F Information Table

QWEST                    COM           749121109         17     1,200     SH           DEFINED       1          1,200
COMMUNICATIONS
INTL.
------------------------------------------------------------------------------------------------------------------------------------
READERS DIGEST           CL A NON      755267101         69     3,000     SH           DEFINED       1          3,000
ASSOCIATION, INC.        VTG
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REHABCARE GROUP          COM           759148109         17       575     SH           DEFINED       1            575
INC
------------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS             CL A          09688T106         52     4,000     SH           DEFINED       1          4,000
------------------------------------------------------------------------------------------------------------------------------------
SHAW GROUP INC           COM           820280105         18       750     SH           DEFINED       1            750
------------------------------------------------------------------------------------------------------------------------------------
STRATTEC SECURITY         COM           863111100         18       500     SH           DEFINED       1            500
CORP
------------------------------------------------------------------------------------------------------------------------------------
TIMBERLAND               CL A          887100105         17       450     SH           DEFINED       1            450
COMPANY
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC              COM           879664100         16     1,100     SH           DEFINED       1          1,100
------------------------------------------------------------------------------------------------------------------------------------
TRANSMETA                COM           89376R109         17     7,500     SH           DEFINED       1          7,500
CORP/DELAWARE
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THE CRONOS GROUP         ORD           L20708100      2,675   554,312     SH           DEFINED       1        554,312
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